As filed with the Securities and Exchange Commission on November 18, 2009
Registration Nos. 33-48066, 811-6677

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	
Post-Effective Amendment No. 28	x
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	
Amendment No. 29	x
(Check appropriate box or boxes)

DRYDEN INDEX SERIES FUND
(Exact name of registrant as specified in charter)

GATEWAY CENTER THREE
100 MULBERRY STREET
NEWARK, NEW JERSEY 07102-4077
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (973) 802-6469

Jonathan D. Shain, Esq.
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102-4077
(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
X	on December 1, 2009 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
	on (____) pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a)(2)
on (____) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Parts A, B and C to the Dryden Index Series Fund (the “Company”) Post –Effective Amendment No.27 to the Registration Statement under the Securities Act of 1933, as amended, (the “Securities Act”) and Post-Effective Amendment No. 28 to the Company’s Registration Statement under the Investment Company Act of 1940, as amended, (the “Investment Company Act”) filed with the Securities and Exchange Commission (the “SEC”) on September 15, 2009 (the “Post-Effective Amendment”) are herein incorporated by reference.  The Company is submitting this post-effective amendment for the sole purpose of extending the pending effective date of the Post-Effective Amendment.  The Post-Effective Amendment originally requested an effective date of November 30, 2009.  It is proposed that the Post-Effective Amendment become effective on December 1, 2009, pursuant to Rule 485(b)(1)(iii) under the Securities Act, or on such date as the SEC acting pursuant to Section 8(a) of the Securities Act may determine.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to have been signed on its behalf, in the City of Newark, and State of New Jersey, on the 18th day of November, 2009.

DRYDEN INDEX SERIES FUND

*By:	/s/ Judy A. Rice Judy A. Rice, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signatures		Title	Date

*		Director
Linda W. Bynoe

*		Director
David E.A. Carson

*		Director
Robert E. LaBlanc

*		Director
Douglas H. McCorkindale

*		Director
Richard A. Redeker

*		Director
Judy A. Rice

*		Director
Robin M. Smith

*		Director
Stephen G. Stoneburn

*		Director
Kevin J. Bannon

*		Director
Michael S. Hyland

*		Director
Stephen P. Munn

*		Treasurer and Principal Financial
Grace C. Torres		and Accounting Officer

By:	/s/ Jonathan D. Shain		November 18, 2009
(Jonathan D. Shain, Attorney-in-Fact)